Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
First Quarter Report
January 31, 2023 (Unaudited)
Columbia Multi-Sector Municipal Income ETF

PORTFOLIO OF INVESTMENTS
Columbia Multi-Sector Municipal Income ETF
January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2023
Municipal Bonds 99 .0%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 0.8%
County of Jefferson AL Sewer Revenue,
Series E
Revenue Bonds
0.000%, 10/01/33
(a)
250,000 118,723
0.000%, 10/01/34
(a)
225,000 98,445
Health Care Authority of The City of
Huntsville (The)
Series B1
Revenue Bonds
5.000%, 06/01/38 525,000 572,000
Sumter County Industrial Development
Authority
(Mandatory Put 07/15/32)
Revenue Bonds
6.000%, 07/15/52 750,000 687,574
UAB Medicine Finance Authority, Series B
Revenue Bonds
5.000%, 09/01/35 235,000 250,342
4.000%, 09/01/36 525,000 530,157
Total Alabama 2,257,241
Alaska 0.0%
Borough of Matanuska-Susitna
Revenue Bonds
5.000%, 09/01/32 100,000 105,863
Arizona 2.0%
Arizona Health Facilities Authority
Series A
Revenue Bonds
5.000%, 12/01/39 470,000 479,767
Arizona Industrial Development Authority
Revenue Bonds
3.000% 02/01/45, Series A 110,000 90,660
6.000% 07/01/47
(b)
330,000 339,049
City of Mesa AZ Utility System Revenue
Revenue Bonds
3.250%, 07/01/29 150,000 151,803
City of Phoenix Civic Improvement Corp.
Revenue Bonds
5.000% 07/01/25, Series B 500,000 518,608
4.000% 07/01/28, Series B 975,000 998,532
5.000% 07/01/36, Series D 1,500,000 1,637,172
Maricopa County Industrial Development
Authority, Series A
Revenue Bonds
5.000%, 01/01/35 315,000 341,752
4.000%, 01/01/38 720,000 717,534
Maricopa County Special Health Care
District
Series C
5.000%, 07/01/31 510,000 571,698
Total Arizona 5,846,575
California 0.0%
Department of Veterans Affairs Veteran's
Farm & Home Purchase Program
Series A
Revenue Bonds
2.100%, 12/01/35 150,000 124,401
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Colorado 4.0%
Adams 12 Five Star Schools
Series B
5.000%, 12/15/27 155,000 170,649
City & County of Denver
Revenue Bonds
5.000%, 10/01/32 100,000 100,171
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 12/01/26 270,000 289,925
5.000%, 12/01/27 160,000 174,668
5.000%, 11/15/29 325,000 355,088
5.000%, 12/01/29 555,000 610,983
5.000%, 11/15/30 2,000,000 2,276,216
5.000%, 12/01/30 150,000 169,579
Colorado Health Facilities Authority
Revenue Bonds
5.000% 08/01/35, Series A-2 200,000 215,847
4.000% 08/01/37, Series A 370,000 364,301
4.000% 08/01/38, Series A-1 500,000 492,018
5.000% 11/01/39, Series A 180,000 191,755
5.000% 11/15/41, Series A 250,000 275,843
5.000% 08/01/44, Series A-2 1,200,000 1,249,471
5.000% 11/01/44, Series A 700,000 727,849
4.000% 11/15/46, Series A 715,000 701,143
Colorado Housing and Finance Authority
Series L
Revenue Bonds
1.650%, 05/01/29 250,000 228,454
Denver City & County School District No 1
4.000%, 12/01/31 500,000 524,235
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(a)
140,000 97,532
State of Colorado
Revenue Bonds
5.000% 12/15/29, Series A 1,000,000 1,145,380
4.000% 03/15/30, Series L 250,000 267,822
5.000% 12/15/33, Series A 150,000 175,497
4.000% 12/15/36, Series A 500,000 524,604
3.000% 12/15/37, Series A 250,000 230,861
Total Colorado 11,559,891
Connecticut 3.5%
Connecticut Housing Finance Authority
Revenue Bonds
2.875% 11/15/30, Series A-1 175,000 170,553
2.000% 11/15/36, Series B-3 250,000 199,164
Connecticut State Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/32, Series A 320,000 352,173
5.000% 07/01/33, Series A 235,000 262,433
5.000% 07/01/35, Series A 265,000 290,890
4.000% 07/01/38, Series A 200,000 188,274
3.000% 07/01/39, Series A 345,000 276,700
5.000% 12/01/45 775,000 797,631

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2023 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2023 3
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
State of Connecticut Clean Water Fund -
State Revolving Fund
Series A
Revenue Bonds
5.000%, 03/01/27 225,000 237,800
State of Connecticut Special Tax Revenue
Revenue Bonds
5.000% 08/01/28, Series A 450,000 480,550
5.000% 01/01/29, Series A 520,000 586,743
5.000% 09/01/30, Series A 325,000 356,207
5.000% 10/01/31, Series B 125,000 142,583
5.000% 01/01/33, Series A 260,000 292,297
5.000% 05/01/33, Series A 465,000 554,748
5.000% 08/01/34, Series A 345,000 364,019
5.000% 05/01/35, Series A 450,000 527,198
4.000% 05/01/36, Series A 745,000 786,221
4.000% 09/01/36, Series A 750,000 769,373
5.000% 11/01/36, Series D 750,000 867,717
4.000% 05/01/37, Series A 750,000 784,802
University of Connecticut
Series A
Revenue Bonds
5.000%, 11/15/43 650,000 703,824
Total Connecticut 9,991,900
Delaware 0.9%
Delaware State Health Facilities Authority,
Series A
Revenue Bonds
4.000%, 07/01/40 600,000 601,747
5.000%, 10/01/40 715,000 771,090
5.000%, 10/01/45 1,205,000 1,285,591
Total Delaware 2,658,428
District of Columbia 2.1%
District of Columbia
Revenue Bonds
5.000% 04/01/33 470,000 507,896
5.000% 04/01/36 450,000 477,119
4.000% 07/15/40 130,000 130,924
5.000% 07/15/40 140,000 144,931
District of Columbia
5.000% 10/15/32, Series A 200,000 231,263
District of Columbia Water & Sewer
Authority
Series A
Revenue Bonds
5.000%, 10/01/29 250,000 270,080
Metropolitan Washington Airports Authority
Aviation Revenue
Revenue Bonds
5.000% 10/01/28, Series A 900,000 929,342
5.000% 10/01/29, Series A 875,000 971,455
5.000% 10/01/30 200,000 217,840
5.000% 10/01/30, Series A 750,000 852,866
5.000% 10/01/32, Series A 350,000 398,845
5.000% 10/01/33, Series A 450,000 509,469
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Revenue Bonds
0.000% 10/01/30, Series B
(a)
130,000 98,289
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
0.000% 10/01/37, Series A
(a)
500,000 265,147
Total District of Columbia 6,005,466
Florida 6.0%
Alachua County Health Facilities Authority
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 164,688
Brevard County Health Facilities Authority
Revenue Bonds
4.000% 04/01/36 140,000 140,407
5.000% 04/01/42, Series A 1,500,000 1,621,414
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(b)
150,000 142,619
Central Florida Expressway Authority
Revenue Bonds
5.000% 07/01/34, Series D 645,000 766,329
4.000% 07/01/35, Series B 390,000 400,610
City of Gainesville FL Utilities System
Revenue, Series A
Revenue Bonds
5.000%, 10/01/28 125,000 138,535
5.000%, 10/01/31 395,000 436,742
5.000%, 10/01/32 125,000 138,151
City of Port St Lucie FL Utility System
Revenue
Revenue Bonds
5.000%, 09/01/29 285,000 309,132
4.000%, 09/01/30 250,000 261,214
City of Tampa, Series B
Revenue Bonds
4.000%, 07/01/38 175,000 176,139
4.000%, 07/01/39 500,000 501,212
County of Miami-Dade FL Aviation Revenue
Revenue Bonds
5.000% 10/01/32 205,000 211,798
5.000% 10/01/32, Series A 250,000 258,291
5.000% 10/01/33, Series A 1,000,000 1,027,016
County of Miami-Dade FL Water & Sewer
System Revenue
Revenue Bonds
5.000% 10/01/25 315,000 337,465
5.000% 10/01/30, Series B 250,000 267,687
5.000% 10/01/32, Series A 640,000 685,244
Escambia County Health Facilities
Authority
Series A
Revenue Bonds
4.000%, 08/15/45 600,000 568,051
Florida Development Finance Corp.
Revenue Bonds
4.000% 11/15/34 200,000 205,201
4.000% 06/01/36, Series A
(b)
400,000 354,662
4.000% 06/01/41, Series A
(b)
200,000 166,186
Greater Orlando Aviation Authority, Series
A
Revenue Bonds
5.000%, 10/01/26 260,000 279,794
5.000%, 10/01/27 255,000 277,969
4.000%, 10/01/35 275,000 274,849

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2023 (Unaudited)
4 Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2023
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Hillsborough County School Board
Revenue Bonds
5.000%, 07/01/29 150,000 171,601
JEA Water & Sewer System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 555,000 619,627
Miami Beach Health Facilities Authority
Series B
Revenue Bonds
4.000%, 11/15/46 1,000,000 923,998
North Broward Hospital District
Series B
Revenue Bonds
5.000%, 01/01/35 200,000 208,570
Orange County Health Facilities Authority,
Series A
Revenue Bonds
5.000%, 10/01/37 100,000 105,163
5.000%, 10/01/39 200,000 208,051
Palm Beach County School District
Revenue Bonds
5.000% 08/01/28, Series B 360,000 409,240
5.000% 08/01/30, Series D 685,000 729,825
School Board of Miami-Dade County (The)
Revenue Bonds
5.000% 05/01/30, Series A 195,000 205,208
5.000% 11/01/31, Series D 145,000 151,598
5.000% 05/01/32, Series A 285,000 300,535
School District of Broward County
Revenue Bonds
5.000% 07/01/29, Series B 1,000,000 1,061,393
5.000% 07/01/34, Series A 250,000 288,772
South Broward Hospital District
Series A
Revenue Bonds
3.500%, 05/01/39 370,000 355,664
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 161,971
5.000%, 10/01/34 1,000,000 1,079,731
Volusia County School Board
Series B
Revenue Bonds
5.000%, 08/01/30 200,000 207,837
Total Florida 17,300,189
Georgia 2.3%
Brookhaven Development Authority
Series A
Revenue Bonds
4.000%, 07/01/44 490,000 492,184
City of Atlanta GA Airport Passenger
Facility Charge
Revenue Bonds
5.000% 07/01/36, Series C 200,000 219,536
4.000% 07/01/37, Series D 1,000,000 980,482
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.000%, 11/01/27 190,000 201,480
5.750%, 11/01/29 200,000 242,992
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Gainesville & Hall County Hospital
Authority, Series A
Revenue Bonds
5.000%, 02/15/36 500,000 526,121
5.000%, 02/15/42 805,000 834,287
George L Smith II Congress Center
Authority
Series A
Revenue Bonds
2.375%, 01/01/31 200,000 177,408
Georgia State Road & Tollway Authority
Revenue Bonds
5.000%, 06/01/32 1,000,000 1,178,943
Municipal Electric Authority of Georgia
Series A
Revenue Bonds
5.000%, 01/01/28 200,000 214,152
State of Georgia
4.000% 02/01/26, Series A-2 215,000 218,617
5.000% 02/01/27, Series A 200,000 216,663
5.000% 02/01/28, Series A-2 500,000 555,208
5.000% 07/01/28, Series F 460,000 509,740
Total Georgia 6,567,813
Hawaii 0.7%
City & County of Honolulu
Series A
5.000%, 10/01/29 350,000 375,686
State of Hawaii
5.000% 01/01/26 500,000 539,341
5.000% 08/01/26, Series EO 200,000 208,045
5.000% 10/01/27, Series FH 325,000 356,877
State of Hawaii Airports System Revenue
Series A
Revenue Bonds
5.000%, 07/01/33 350,000 394,063
Total Hawaii 1,874,012
Idaho 0.0%
Idaho Health Facilities Authority
Series A
Revenue Bonds
5.000%, 03/01/44 120,000 120,856
Illinois 8.1%
Chicago Board of Education
0.000% 12/01/29, Series A
(a)
185,000 143,124
5.000% 12/01/30, Series A 150,000 158,914
0.000% 12/01/31, Series A
(a)
355,000 249,372
0.000% 12/01/31, Series B-1
(a)
220,000 155,867
5.000% 12/01/33, Series A 850,000 898,830
5.000% 12/01/34, Series A 350,000 365,637
5.000% 12/01/35, Series A 250,000 259,495
5.250% 12/01/35, Series C 130,000 131,775
4.000% 12/01/36, Series B 1,200,000 1,129,164
5.000% 12/01/36, Series A 300,000 308,071
5.000% 12/01/37, Series A 600,000 612,505
5.000% 12/01/38, Series A 800,000 815,558
5.250% 12/01/39, Series C 875,000 879,172
5.000% 12/01/41, Series A 250,000 253,308
5.000% 12/01/42, Series A 200,000 199,587
4.000% 12/01/43, Series A 1,500,000 1,332,109

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2023 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2023 5
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Chicago Housing Authority
Series A
Revenue Bonds
5.000%, 01/01/32 180,000 199,645
Chicago Midway International Airport
Series A
Revenue Bonds
5.000%, 01/01/30 500,000 507,993
Chicago O'Hare International Airport
Revenue Bonds
5.000% 01/01/28, Series B 555,000 581,713
5.000% 01/01/31, Series B 450,000 470,560
5.000% 01/01/33, Series A 550,000 566,279
5.000% 01/01/33, Series B 330,000 362,045
5.000% 01/01/34, Series A 500,000 514,136
5.000% 01/01/34, Series B 675,000 739,774
5.000% 01/01/34, Series C 500,000 536,182
5.000% 01/01/35, Series B 350,000 375,328
4.000% 01/01/36, Series A 195,000 201,661
City of Chicago
0.000% 01/01/31, Series C
(a)
320,000 240,888
4.000% 01/01/34, Series B 188,000 187,247
Cook Kane Lake & McHenry Counties
Community College District No 512
4.000%, 12/15/29 180,000 195,254
Illinois Finance Authority
Revenue Bonds
4.000% 01/01/25 815,000 842,511
5.000% 01/01/27 650,000 702,680
5.000% 07/01/28 115,000 126,805
5.000% 07/01/31 140,000 154,364
5.000% 08/15/33, Series A 250,000 288,671
4.000% 08/15/37, Series A 500,000 504,979
4.125% 08/15/37, Series C 840,000 818,074
4.125% 11/15/37, Series A 235,000 235,009
4.000% 08/15/41, Series A 600,000 600,598
4.125% 05/01/45 170,000 170,421
Illinois State Toll Highway Authority
Revenue Bonds
5.000% 01/01/30, Series B 865,000 1,014,496
5.000% 01/01/31, Series C 150,000 175,408
4.000% 12/01/31, Series A 320,000 331,111
5.000% 12/01/31, Series A 435,000 469,064
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000% 06/15/28
(a)
100,000 83,491
0.000% 12/15/29, Series A
(a)
160,000 123,226
0.000% 06/15/30
(a)
370,000 286,289
0.000% 06/15/30, Series A
(a)
415,000 313,473
0.000% 06/15/36, Series A
(a)
540,000 301,141
0.000% 12/15/36, Series A
(a)
750,000 397,419
0.000% 12/15/41, Series B
(a)
280,000 111,693
5.000% 06/15/42, Series B 1,000,000 1,031,930
Northern Illinois Municipal Power Agency
Series A
Revenue Bonds
4.000%, 12/01/32 200,000 205,315
State of Illinois
4.000% 06/01/33 100,000 100,920
4.000% 03/01/39, Series A 200,000 191,273
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(a)
300,000 227,166
Total Illinois 23,378,720
Indiana 0.3%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 144,978
Indiana Finance Authority
Revenue Bonds
3.000% 11/01/30, Series A 150,000 137,600
4.000% 11/01/33, Series C 100,000 104,305
5.000% 12/01/35, Series A 150,000 158,781
Indiana Municipal Power Agency
Series A
Revenue Bonds
5.000%, 01/01/34 100,000 111,740
St Joseph County Hospital Authority
Series C
Revenue Bonds
4.000%, 08/15/44 240,000 232,572
Total Indiana 889,976
Iowa 0.3%
Iowa Finance Authority
Revenue Bonds
5.000% 08/01/31 500,000 560,405
2.250% 01/01/32, Series D 150,000 135,045
5.000% 05/15/43, Series A 160,000 141,357
Total Iowa 836,807
Kansas 0.2%
University of Kansas Hospital Authority
Series A
Revenue Bonds
5.000%, 03/01/47 650,000 679,386
Kentucky 0.5%
County of Christian
Revenue Bonds
5.375%, 02/01/36 250,000 259,482
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 309,635
4.000%, 10/01/35 1,000,000 1,005,021
Total Kentucky 1,574,138
Louisiana 0.4%
East Baton Rouge Sewerage Commission
Series A (Mandatory Put 02/01/28)
Revenue Bonds
1.300%, 02/01/41 725,000 662,741
State of Louisiana
5.000% 08/01/25, Series C 220,000 228,787
5.000% 08/01/27, Series B 230,000 251,785
Total Louisiana 1,143,313

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2023 (Unaudited)
6 Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2023
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Maine 0.2%
Maine Health & Higher Educational
Facilities Authority
Series A
Revenue Bonds
4.000%, 07/01/45 500,000 479,570
Maine State Housing Authority
Series B
Revenue Bonds
3.450%, 11/15/34 100,000 97,273
Total Maine 576,843
Maryland 2.4%
County of Frederick
Series A
Revenue Bonds
5.000%, 09/01/32
(b)
75,000 75,670
County of Howard
Series B
5.000%, 02/15/28 225,000 249,748
County of Montgomery, Series A
5.000%, 11/01/26 150,000 165,494
5.000%, 12/01/27 250,000 262,449
5.000%, 08/01/30 300,000 359,810
County of Prince George's
Series A
4.000%, 07/15/30 150,000 162,641
Maryland Community Development
Administration
Revenue Bonds
0.900% 03/01/27, Series B 250,000 228,225
2.200% 09/01/36, Series C 350,000 285,074
Maryland Health & Higher Educational
Facilities Authority
Revenue Bonds
4.000% 07/01/41 165,000 165,522
5.000% 05/15/45, Series A 250,000 258,765
5.500% 01/01/46, Series A 750,000 765,766
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 100,000 111,167
Maryland Water Infrastructure Financing
Administration
Revenue Bonds
2.800%, 03/01/26 150,000 151,049
3.000%, 03/01/30 310,000 313,068
Montgomery County Housing
Opportunities Commission
Series A-2 (Mandatory Put 01/01/25)
Revenue Bonds
1.800%, 07/01/26 350,000 347,821
State of Maryland
5.000% 03/15/26, Series A 305,000 331,369
4.000% 06/01/27 430,000 439,882
5.000% 08/01/30, Series A 730,000 854,431
5.000% 03/01/31, Series A 415,000 502,058
5.000% 03/15/31, Series A 895,000 1,009,496
Total Maryland 7,039,505
Massachusetts 2.6%
Commonwealth of Massachusetts
5.000% 07/01/27, Series A 250,000 280,629
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 07/01/28, Series A 200,000 219,102
5.000% 03/01/29, Series A 150,000 174,878
5.000% 11/01/30, Series E 325,000 391,804
5.000% 07/01/31, Series B 790,000 865,381
5.000% 11/01/31, Series E 250,000 282,644
Massachusetts Department of
Transportation
Series A
Revenue Bonds
0.000%, 01/01/28
(a)
435,000 384,608
Massachusetts Development Finance
Agency
Revenue Bonds
5.000% 10/01/24 400,000 403,948
5.000% 10/01/25 250,000 253,397
5.000% 07/01/34, Series E 110,000 115,055
5.000% 07/01/36, Series I 150,000 159,874
5.000% 07/01/36, Series K 150,000 163,374
4.000% 07/01/38, Series K 150,000 139,558
5.000% 10/01/38 400,000 392,929
4.000% 07/01/40 200,000 173,786
5.000% 07/01/41, Series I 350,000 357,507
5.000% 07/01/43, Series J2 850,000 884,651
5.000% 07/01/44, Series A 200,000 201,699
Massachusetts Housing Finance Agency
Series B-2
Revenue Bonds
0.900%, 06/01/26 475,000 432,933
Massachusetts Port Authority
Series A
Revenue Bonds
5.000%, 07/01/36 250,000 270,626
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue
Series A
Revenue Bonds
5.000%, 01/01/32 460,000 523,886
Massachusetts Water Resources Authority
Series C
Revenue Bonds
5.000%, 08/01/31 300,000 336,263
Total Massachusetts 7,408,532
Michigan 2.8%
City of Detroit
5.000% 04/01/35 400,000 411,493
5.000% 04/01/46, Series A 725,000 726,944
Flint Hospital Building Authority
Revenue Bonds
4.000%, 07/01/41 185,000 169,567
Great Lakes Water Authority Sewage
Disposal System Revenue
Series B
Revenue Bonds
5.000%, 07/01/29 200,000 228,592
Great Lakes Water Authority Water Supply
System Revenue
Revenue Bonds
5.000% 07/01/28, Series A 200,000 224,870
5.000% 07/01/31, Series C 650,000 705,661

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2023 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2023 7
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Michigan Finance Authority
Revenue Bonds
5.000% 07/01/27, Series C-3 1,500,000 1,553,707
5.000% 10/01/29, Series B 275,000 301,341
5.000% 07/01/31, Series C-3 350,000 362,724
5.000% 07/01/32, Series C-3 500,000 515,591
3.125% 12/01/35, Series A 100,000 95,976
5.000% 11/15/41 450,000 465,039
3.250% 11/15/42 150,000 128,719
5.000% 12/01/42, Series A-MI 605,000 628,766
4.000% 02/15/44, Series A 500,000 489,521
5.000% 11/01/44, Series A 1,000,000 1,025,705
Michigan State Building Authority
Series I
Revenue Bonds
5.000%, 04/15/32 155,000 165,977
Total Michigan 8,200,193
Minnesota 0.8%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 260,000 199,599
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 210,000 204,444
City of Minneapolis
Series A
Revenue Bonds
6.000%, 07/01/43 100,000 100,248
City of St Cloud
Series A
Revenue Bonds
4.000%, 05/01/37 320,000 321,059
Duluth Housing & Redevelopment
Authority
Series A
Revenue Bonds
5.000%, 11/01/33 100,000 100,669
Housing & Redevelopment Authority of The
City of St Paul Minnesota
Series A
Revenue Bonds
5.000%, 07/01/33 975,000 1,017,040
Minnesota Housing Finance Agency
Series G
Revenue Bonds
1.650%, 01/01/28 305,000 280,180
Total Minnesota 2,223,239
Mississippi 0.1%
Mississippi Home Corp.
Series A
Revenue Bonds
1.950%, 06/01/32 200,000 178,517
State of Mississippi
Series C
5.000%, 10/01/26 100,000 107,043
Total Mississippi 285,560
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Missouri 2.2%
Health & Educational Facilities Authority of
the State of Missouri
Revenue Bonds
4.000% 11/15/42 500,000 487,679
4.000% 07/01/46, Series A 1,600,000 1,572,006
Health & Educational Facilities Authority of
The State of Missouri
Revenue Bonds
5.000% 05/15/40 1,000,000 904,215
4.000% 05/15/42, Series A 950,000 947,040
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 147,760
Metropolitan St Louis Sewer District
Series A
Revenue Bonds
5.000%, 05/01/29 895,000 997,466
Missouri Joint Municipal Electric Utility
Commission, Series A
Revenue Bonds
5.000%, 12/01/30 770,000 809,681
4.000%, 12/01/32 200,000 205,641
4.000%, 12/01/33 120,000 122,683
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 100,202
Total Missouri 6,294,373
Montana 0.1%
Montana Facility Finance Authority
Series A
Revenue Bonds
4.000%, 01/01/37 335,000 345,530
Nebraska 0.1%
Public Power Generation Agency
Series A
Revenue Bonds
5.000%, 01/01/28 300,000 312,887
New Jersey 10.3%
New Jersey Economic Development
Authority
Revenue Bonds
5.500% 09/01/27, Series N-1 120,000 134,397
4.000% 11/01/27, Series A 370,000 391,033
5.000% 06/15/30, Series B 210,000 235,241
3.125% 07/01/31, Series A 145,000 141,193
5.000% 06/15/32, Series EEE 175,000 194,161
6.000% 07/01/32, Series A 200,000 200,198
4.000% 06/15/34, Series QQQ 350,000 365,255
5.000% 06/15/34, Series WW 300,000 316,115
4.000% 07/01/34, Series A 1,065,000 1,082,610
5.000% 06/15/35, Series WW 270,000 284,040
5.000% 06/15/36, Series AAA 525,000 556,769
5.000% 11/01/36, Series A 675,000 750,383
4.000% 06/15/37, Series QQQ 200,000 202,647
4.000% 06/15/44 1,000,000 971,454

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2023 (Unaudited)
8 Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2023
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New Jersey Educational Facilities Authority
Revenue Bonds
5.000%, 06/15/28 135,000 139,173
New Jersey Health Care Facilities
Financing Authority
Revenue Bonds
4.000% 07/01/32, Series A 225,000 233,547
5.000% 10/01/36 1,325,000 1,410,643
5.000% 10/01/37 1,105,000 1,170,219
4.000% 07/01/44 435,000 426,172
New Jersey Housing & Mortgage Finance
Agency
Revenue Bonds
4.000% 04/01/24, Series D 265,000 267,339
4.000% 04/01/25, Series D 225,000 227,599
4.250% 10/01/37, Series I 500,000 509,010
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000% 12/15/25, Series C
(a)
180,000 165,363
0.000% 12/15/26, Series C
(a)
210,000 187,631
5.000% 06/15/27, Series A-1 385,000 415,094
0.000% 12/15/27, Series A
(a)
300,000 258,906
0.000% 12/15/27, Series C
(a)
350,000 303,510
5.000% 06/15/28, Series A-1 240,000 258,283
0.000% 12/15/28, Series A
(a)
335,000 278,035
5.000% 06/15/29, Series BB-1 245,000 275,227
0.000% 12/15/29, Series A
(a)
850,000 676,923
5.000% 06/15/30, Series A 480,000 514,976
0.000% 12/15/30, Series C
(a)
225,000 173,008
5.000% 06/15/31, Series BB 115,000 128,337
5.000% 06/15/32, Series D 385,000 399,590
5.250% 06/15/32, Series C 445,000 464,718
0.000% 12/15/32, Series C
(a)
2,000,000 1,421,497
0.000% 12/15/32, Series A
(a)
595,000 409,957
5.000% 12/15/32, Series A 1,500,000 1,662,335
5.000% 06/15/33, Series A 1,000,000 1,137,382
5.000% 06/15/33, Series BB-1 1,250,000 1,377,521
0.000% 12/15/33, Series C
(a)
705,000 476,477
5.000% 06/15/34, Series 2014 250,000 281,549
0.000% 12/15/34, Series A
(a)
815,000 501,641
0.000% 12/15/34, Series A
(a)
130,000 80,016
0.000% 12/15/34, Series C
(a)
250,000 160,186
5.000% 12/15/34, Series A 820,000 896,423
4.750% 06/15/35, Series AA 350,000 362,146
0.000% 12/15/35, Series A
(a)
165,000 95,704
4.000% 06/15/36, Series A 850,000 865,720
4.000% 06/15/36, Series AA 120,000 122,071
New Jersey Turnpike Authority
Revenue Bonds
5.000% 01/01/31, Series E 1,260,000 1,362,108
5.000% 01/01/32, Series B 255,000 286,016
5.000% 01/01/32, Series E 930,000 994,031
4.000% 01/01/33, Series G 225,000 237,877
5.000% 01/01/33, Series A 270,000 279,126
5.000% 01/01/33, Series B 750,000 840,063
5.000% 01/01/34, Series A 205,000 225,301
5.000% 01/01/34, Series E 395,000 415,158
5.000% 01/01/36, Series G 435,000 481,349
Total New Jersey 29,680,453
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New Mexico 0.1%
New Mexico Hospital Equipment Loan
Council
Series A
Revenue Bonds
5.000%, 08/01/46 400,000 418,346
New York 16.3%
Albany Capital Resource Corp.
Revenue Bonds
4.000%, 07/01/41 250,000 197,268
Brooklyn Arena Local Development Corp.
Series A
Revenue Bonds
3.000%, 07/15/36 150,000 136,711
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 161,133
City of New York
5.000% 08/01/25, Series C 350,000 373,416
5.000% 08/01/25, Series J 115,000 116,427
5.000% 08/01/27, Series A 735,000 784,043
5.000% 08/01/27, Series C-1 175,000 195,699
5.000% 08/01/27, Series E 150,000 167,772
5.000% 08/01/28, Series A 390,000 411,068
5.000% 08/01/28, Series A-1 455,000 519,888
5.000% 08/01/28, Series C 620,000 669,797
5.000% 08/01/29, Series A-1 500,000 582,534
5.000% 04/01/32, Series L-5 240,000 287,344
Dutchess County Local Development Corp.
Revenue Bonds
4.000% 07/01/34, Series B 300,000 296,541
3.000% 07/01/36, Series B 320,000 265,584
5.000% 07/01/45, Series A
(b)
500,000 489,693
Erie County Industrial Development Agency
(The)
Series A
Revenue Bonds
5.000%, 05/01/30 310,000 340,531
Long Island Power Authority
Revenue Bonds
0.000% 06/01/28
(a)
220,000 189,415
5.250% 09/01/29, Series C 140,000 161,556
5.000% 09/01/34 810,000 915,198
5.000% 09/01/34, Series A 400,000 463,537
5.000% 09/01/37, Series A 250,000 280,304
Metropolitan Transportation Authority
Revenue Bonds
5.000% 11/15/26, Series A2 275,000 293,290
5.000% 11/15/27, Series C-1 250,000 262,837
5.000% 11/15/28, Series C-1 635,000 687,194
5.000% 11/15/31, Series C-1 560,000 597,939
5.000% 11/15/31, Series D 380,000 400,100
5.000% 11/15/31, Series D-1 705,000 737,405
5.000% 11/15/32, Series D 1,590,000 1,693,057
5.000% 11/15/33, Series D-1 555,000 583,068
4.000% 11/15/35, Series C-1 625,000 619,706
5.000% 11/15/35, Series B 305,000 315,653

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2023 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2023 9
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Monroe County Industrial Development
Corp.
Series A
Revenue Bonds
4.000%, 07/01/35 125,000 127,857
New York City Housing Development Corp.
Series A
Revenue Bonds
2.650%, 05/01/27 280,000 273,755
New York City Municipal Water Finance
Authority
Revenue Bonds
5.000% 06/15/28, Series BB-2 530,000 595,117
5.000% 06/15/28, Series CC-2 705,000 782,168
5.000% 06/15/28, Series EE 245,000 254,515
5.000% 06/15/28, Series FF 200,000 213,527
5.000% 06/15/28, Series HH 380,000 405,702
5.000% 06/15/29, Series AA-2 230,000 270,026
5.000% 06/15/29, Series FF 640,000 683,410
5.000% 06/15/29, Series GG 150,000 160,136
5.000% 06/15/29, Series GG-2 500,000 567,733
5.000% 06/15/30, Series AA-2 335,000 401,073
5.000% 06/15/30, Series EE 125,000 149,658
5.000% 06/15/30, Series GG-1 505,000 604,557
5.000% 06/15/31, Series DD 430,000 524,640
New York Liberty Development Corp.,
Series A
Revenue Bonds
2.100%, 11/15/32 750,000 649,276
2.400%, 11/15/35 350,000 292,845
New York State Dormitory Authority, Series
A
Revenue Bonds
5.000%, 07/01/28 365,000 407,530
5.000%, 07/01/29 415,000 453,745
5.000%, 10/01/29 160,000 177,073
5.000%, 07/01/30 295,000 314,736
5.000%, 10/01/30 340,000 369,778
5.000%, 08/01/31 200,000 208,322
5.000%, 10/01/31 310,000 336,645
5.000%, 08/01/32 390,000 404,636
5.000%, 05/01/33 400,000 420,559
5.000%, 07/01/33 525,000 589,460
5.000%, 08/01/33 110,000 113,578
5.000%, 10/01/33 295,000 325,308
5.000%, 07/01/34 650,000 714,431
4.000%, 10/01/34 300,000 319,030
4.000%, 07/01/35 1,030,000 1,070,865
5.000%, 07/01/35 450,000 476,081
5.000%, 10/01/35 420,000 484,155
5.000%, 05/01/38 750,000 811,192
New York State Environmental Facilities
Corp.
Revenue Bonds
5.000% 06/15/27, Series A 500,000 554,428
5.000% 06/15/31 265,000 275,341
New York State Housing Finance Agency
Series E
Revenue Bonds
1.100%, 05/01/26 250,000 227,960
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New York State Thruway Authority
Revenue Bonds
5.000% 01/01/29, Series B 200,000 229,306
5.000% 01/01/30, Series K 590,000 619,552
5.000% 01/01/31, Series K 160,000 166,614
4.000% 01/01/36, Series O 250,000 264,571
4.000% 01/01/38, Series B 150,000 151,959
New York Transportation Development
Corp.
Revenue Bonds
5.000% 01/01/31 200,000 208,135
3.000% 08/01/31 250,000 230,670
5.000% 12/01/32, Series A 180,000 193,235
5.000% 12/01/32, Series C 200,000 225,465
5.000% 01/01/34 175,000 181,263
5.000% 07/01/34, Series A-P3 500,000 508,858
5.000% 10/01/35 500,000 521,810
5.000% 01/01/36 150,000 153,920
5.000% 12/01/36, Series A 425,000 446,070
5.000% 10/01/40 1,000,000 1,021,639
4.000% 12/01/42, Series C 160,000 149,799
4.375% 10/01/45 2,750,000 2,604,458
Oneida County Local Development Corp.
Series A
Revenue Bonds
3.000%, 12/01/44 255,000 205,077
Port Authority of New York & New Jersey
Revenue Bonds
5.000% 09/15/25, Series 207 115,000 121,243
5.000% 09/15/27, Series 207 860,000 938,862
5.000% 09/15/29, Series 207 800,000 877,690
5.000% 07/15/31, Series 209 300,000 341,694
5.000% 09/15/31, Series 207 500,000 547,732
3.250% 05/01/33, Series 189 230,000 232,662
5.000% 10/15/33, Series 194 440,000 470,794
5.000% 11/15/33, Series 205 300,000 337,092
5.000% 07/15/35, Series 222 870,000 1,000,247
5.000% 10/15/35, Series 194 405,000 433,313
State of New York Mortgage Agency
Revenue Bonds
4.000% 04/01/31, Series 248 500,000 509,085
1.900% 10/01/31, Series 233 250,000 222,571
2.200% 10/01/36, Series 239 560,000 433,001
Triborough Bridge & Tunnel Authority
Revenue Bonds
0.000% 11/15/29, Series A
(a)
100,000 83,224
5.000% 11/15/31, Series A 485,000 525,558
5.000% 11/15/31, Series B 490,000 542,799
0.000% 11/15/32, Series B
(a)
220,000 164,157
5.000% 11/15/36, Series B 1,000,000 1,088,841
Total New York 47,159,522
North Carolina 0.4%
Charlotte-Mecklenburg Hospital Authority
(The)
Revenue Bonds
5.000% 01/15/34, Series A 215,000 231,001
5.000% 01/15/49, Series D
(Mandatory Put 12/01/31) 205,000 242,207

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2023 (Unaudited)
10 Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2023
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
North Carolina Municipal Power Agency
No 1
Series A
Revenue Bonds
5.000%, 01/01/28 240,000 257,609
North Carolina Turnpike Authority
Revenue Bonds
5.000%, 01/01/35 145,000 160,119
State of North Carolina
Revenue Bonds
5.000%, 03/01/30 300,000 347,012
Total North Carolina 1,237,948
North Dakota 0.7%
City of Grand Forks
Series A
Revenue Bonds
3.000%, 12/01/39 1,000,000 852,874
County of Ward, Series C
Revenue Bonds
5.000%, 06/01/34 200,000 199,820
5.000%, 06/01/43 500,000 477,266
North Dakota Housing Finance Agency
Revenue Bonds
2.250% 01/01/25, Series A 175,000 173,723
2.750% 07/01/27, Series A 185,000 184,138
3.550% 07/01/33, Series D 95,000 94,193
Total North Dakota 1,982,014
Ohio 2.7%
Akron Bath Copley Joint Township Hospital
District
Revenue Bonds
4.000%, 11/15/36 250,000 242,387
American Municipal Power, Inc.
Revenue Bonds
5.000% 02/15/33, Series C 830,000 953,260
5.000% 02/15/35, Series C 250,000 282,427
4.000% 02/15/36, Series A 385,000 398,595
City of Columbus
Series A
4.000%, 08/15/27 380,000 397,352
City of Columbus OH Sewerage Revenue
Revenue Bonds
5.000%, 06/01/29 350,000 379,273
County of Allen OH Hospital Facilities
Revenue
Series A
Revenue Bonds
5.000%, 11/01/43 115,000 117,061
Franklin County Convention Facilities
Authority
Revenue Bonds
5.000%, 12/01/44 200,000 200,094
Ohio Housing Finance Agency
Series K
Revenue Bonds
3.200%, 09/01/36 70,000 68,536
Ohio Turnpike & Infrastructure Commission
Revenue Bonds
5.000% 02/15/33, Series A 500,000 565,890
0.000% 02/15/34, Series A-4
(a)
285,000 339,347
0.000% 02/15/35, Series A-4
(a)
150,000 184,848
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Ohio Water Development Authority, Series
A
Revenue Bonds
5.000%, 06/01/25 335,000 356,879
5.000%, 06/01/29 1,125,000 1,306,952
5.000%, 12/01/30 325,000 353,024
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series A
Revenue Bonds
5.000%, 06/01/28 430,000 481,713
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 131,240
State of Ohio
Revenue Bonds
3.250% 01/01/35, Series A 130,000 130,426
3.250% 01/01/37, Series A 140,000 135,196
4.000% 01/01/46, Series B 575,000 575,500
State of Ohio
5.000% 09/15/28, Series B 195,000 224,611
Total Ohio 7,824,611
Oklahoma 0.7%
Grand River Dam Authority, Series A
Revenue Bonds
5.000%, 06/01/28 185,000 202,781
5.000%, 06/01/30 200,000 219,191
5.000%, 06/01/31 525,000 574,139
Norman Regional Hospital Authority
Revenue Bonds
4.000%, 09/01/37 150,000 142,742
Oklahoma Development Finance Authority
Series B
Revenue Bonds
5.000%, 08/15/38 500,000 475,057
Tulsa County Industrial Authority
Revenue Bonds
5.000%, 11/15/32 335,000 343,327
Total Oklahoma 1,957,237
Oregon 1.1%
City of Eugene OR Electric Utility System
Revenue
Series A
Revenue Bonds
4.000%, 08/01/31 410,000 433,298
Medford Hospital Facilities Authority,
Series A
Revenue Bonds
5.000%, 08/15/38 455,000 493,143
5.000%, 08/15/45 700,000 746,143
Oregon Health & Science University
Series A
Revenue Bonds
4.000%, 07/01/41 1,000,000 1,010,234
Salem Hospital Facility Authority, Series A
Revenue Bonds
5.000%, 05/15/34 200,000 220,145
4.000%, 05/15/41 240,000 240,446
Total Oregon 3,143,409

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2023 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2023 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Pennsylvania 5.9%
Allegheny County Hospital Development
Authority, Series A
Revenue Bonds
5.000%, 04/01/35 150,000 161,287
4.000%, 07/15/39 1,000,000 1,005,313
4.000%, 04/01/44 680,000 649,369
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(b)
100,000 94,680
Cambria County General Financing
Authority
Series TT4
Revenue Bonds
5.000%, 11/01/29 315,000 342,825
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 150,096
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250% 11/01/32 100,000 88,103
4.000% 09/01/41, Series A 440,000 431,115
City of Philadelphia PA Airport Revenue
Revenue Bonds
5.000%, 07/01/36 250,000 273,282
Commonwealth Financing Authority
Series A
Revenue Bonds
5.000%, 06/01/33 1,000,000 1,056,032
Commonwealth of Pennsylvania
5.000% 01/01/26, Series 1 260,000 280,135
5.000% 01/01/28, Series 1 600,000 661,512
5.000% 09/15/28, Series 2 200,000 219,050
5.000% 03/15/29, Series 1 955,000 1,008,331
5.000% 03/15/31, Series 1 340,000 357,776
4.000% 09/15/31 245,000 258,457
Cumberland County Municipal Authority
Revenue Bonds
4.000%, 01/01/33 45,000 43,641
Dauphin County General Authority
Revenue Bonds
5.000%, 10/15/34
(b)
100,000 98,542
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700% 07/01/27, Series B 110,000 123,900
5.500% 08/01/28, Series A 1,230,000 1,408,168
5.750% 07/01/32 100,000 123,508
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39 375,000 393,000
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 104,358
Northampton County General Purpose
Authority
Revenue Bonds
4.000%, 11/01/34 315,000 325,453
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Pennsylvania Higher Educational Facilities
Authority
Revenue Bonds
4.000%, 08/15/44 500,000 490,264
Pennsylvania Housing Finance Agency
Revenue Bonds
3.200% 10/01/32, Series 124B 500,000 492,582
3.650% 10/01/32, Series 122 135,000 136,721
3.550% 10/01/33, Series 127B 360,000 360,135
Pennsylvania Turnpike Commission
Revenue Bonds
5.000% 06/01/28, Series B 465,000 502,349
5.000% 06/01/28, Series B-2 320,000 352,718
6.000% 12/01/30, Series E 760,000 862,201
6.250% 06/01/33, Series C 190,000 212,720
5.000% 06/01/36, Series B 1,000,000 1,066,568
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000% 10/01/27 300,000 332,073
5.000% 04/01/33, Series 2015 225,000 237,289
5.000% 09/01/42, Series A 200,000 206,359
Pittsburgh Water & Sewer Authority
Revenue Bonds
5.000% 09/01/26, Series A 130,000 141,519
5.000% 09/01/31, Series B 1,050,000 1,255,498
Redevelopment Authority of the City of
Philadelphia
Series A
Revenue Bonds
5.000%, 04/15/31 475,000 498,018
State Public School Building Authority
Series A
Revenue Bonds
5.000%, 06/01/33 280,000 305,809
Total Pennsylvania 17,110,756
Rhode Island 0.5%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 865,000 939,895
Rhode Island Housing & Mortgage Finance
Corp.
Series 76-A
Revenue Bonds
2.350%, 10/01/36 500,000 413,260
Total Rhode Island 1,353,155
South Carolina 1.2%
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(a)
120,000 100,013
South Carolina Jobs-Economic
Development Authority
Revenue Bonds
5.000% 07/01/32, Series C 300,000 331,035
5.000% 05/01/43, Series A 650,000 670,638
4.000% 12/01/44, Series A 200,000 197,569

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2023 (Unaudited)
12 Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2023
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
South Carolina Public Service Authority,
Series A
Revenue Bonds
5.000%, 12/01/31 950,000 1,016,671
5.000%, 12/01/33 1,125,000 1,198,169
Total South Carolina 3,514,095
South Dakota 0.8%
South Dakota Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/35 180,000 194,557
4.000% 07/01/37 150,000 151,349
5.000% 11/01/44, Series B 1,000,000 1,015,639
South Dakota Housing Development
Authority
Revenue Bonds
2.650% 11/01/27, Series F 500,000 494,521
3.400% 11/01/32, Series B 355,000 356,907
Total South Dakota 2,212,973
Tennessee 0.8%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 104,535
City of Memphis, Series A
5.000%, 04/01/25 250,000 264,570
5.000%, 04/01/26 245,000 259,334
Memphis-Shelby County Industrial
Development Board
Series B
Revenue Bonds
5.000%, 11/01/30 150,000 163,611
Metropolitan Government Nashville &
Davidson County Health & Educational
Facs Bd, Series A
Revenue Bonds
5.000%, 07/01/35 150,000 157,262
5.000%, 07/01/46 1,000,000 1,024,255
Tennessee Housing Development Agency
Revenue Bonds
2.450%, 01/01/27 245,000 241,812
Total Tennessee 2,215,379
Texas 9.4%
Alamo Community College District
5.000%, 08/15/28 330,000 368,882
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 246,902
Central Texas Turnpike System
Revenue Bonds
0.000% 08/15/28, Series A
(a)
150,000 127,194
0.000% 08/15/29, Series A
(a)
270,000 221,544
5.000% 08/15/33, Series C 225,000 232,783
5.000% 08/15/34, Series C 1,740,000 1,786,360
City of Austin TX Airport System Revenue
Revenue Bonds
5.000%, 11/15/27 200,000 207,268
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Austin TX Water & Wastewater
System Revenue
Revenue Bonds
5.000%, 11/15/30 1,500,000 1,651,605
City of Dallas
5.000%, 02/15/26 330,000 338,684
City of Dallas TX Waterworks & Sewer
System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 580,000 636,952
City of Garland TX Electric Utility System
Revenue
Revenue Bonds
3.000%, 03/01/37 300,000 276,904
City of Houston
Series A
5.000%, 03/01/26 355,000 383,146
City of Houston TX Airport System
Revenue
Revenue Bonds
5.000% 07/01/29 500,000 501,558
4.000% 07/15/41, Series B-1 450,000 404,037
City of Houston TX Combined Utility
System Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 695,000 763,446
City of San Antonio TX Electric & Gas
Systems Revenue
Revenue Bonds
5.000% 02/01/30 205,000 225,312
4.000% 02/01/32, Series B 1,000,000 1,114,670
5.000% 02/01/36 1,130,000 1,266,948
County of Harris
Series A
5.000%, 10/01/25 225,000 241,299
Dallas Fort Worth International Airport
Revenue Bonds
5.250% 11/01/30, Series A 225,000 228,969
4.000% 11/01/34 1,255,000 1,343,001
Fort Bend Independent School District
5.000%, 08/15/29 480,000 536,769
Harris County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 07/01/45 240,000 248,570
Harris County-Houston Sports Authority
Series A-3
Revenue Bonds
0.000%, 11/15/32
(a)
200,000 115,910
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/32 350,000 417,983
5.000%, 05/15/35 350,000 390,654
Matagorda County Navigation District No 1
Revenue Bonds
5.125%, 11/01/28 315,000 343,335

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2023 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2023 13
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New Hope Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 12/01/39, Series A-1 115,000 108,650
4.000% 08/15/40, Series A 225,000 226,047
North East Independent School District
5.250%, 02/01/29 150,000 174,489
North Texas Municipal Water District Water
System Revenue
Revenue Bonds
5.000%, 09/01/28 250,000 267,612
North Texas Tollway Authority
Revenue Bonds
0.000% 01/01/28, Series D
(a)
230,000 199,107
5.000% 01/01/28, Series A 415,000 444,491
5.000% 01/01/29, Series A 250,000 267,605
5.000% 01/01/29, Series B 325,000 340,315
0.000% 01/01/30, Series D
(a)
500,000 407,667
5.000% 01/01/30, Series A 545,000 577,696
5.000% 01/01/31, Series A 850,000 908,643
0.000% 01/01/34, Series D
(a)
410,000 286,720
5.000% 01/01/36, Series A 370,000 399,496
Northeast Higher Education Finance Corp.
Series B
Revenue Bonds
5.000%, 08/15/40 110,000 107,487
Northside Independent School District
(Mandatory Put 06/1/25)
0.700%, 06/01/50 1,000,000 945,699
Port Freeport
Revenue Bonds
5.000%, 06/01/33 895,000 1,011,809
Round Rock Independent School District
Series A
5.000%, 08/01/30 100,000 116,803
San Antonio Water System, Series A
Revenue Bonds
5.000%, 05/15/30 400,000 434,775
5.000%, 05/15/31 155,000 168,482
State of Texas, Series A
5.000%, 10/01/27 310,000 323,854
5.000%, 10/01/29 270,000 289,345
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 07/01/32, Series B 120,000 132,323
5.000% 05/15/37 100,000 94,726
Tarrant Regional Water District Water
Supply System Revenue
Revenue Bonds
5.000%, 03/01/29 225,000 237,466
Texas Water Development Board, Series A
Revenue Bonds
5.000%, 04/15/28 315,000 354,262
5.000%, 10/15/28 200,000 227,446
5.000%, 10/15/30 335,000 359,254
5.000%, 10/15/31 605,000 648,746
Trinity River Authority Central Regional
Wastewater System Revenue
Revenue Bonds
5.000%, 08/01/28 750,000 837,647
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000%, 08/01/30 550,000 636,816
3.000%, 08/01/31 985,000 999,530
Total Texas 27,155,693
Utah 1.0%
City of Salt Lake City UT Airport Revenue,
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 109,198
5.000%, 07/01/35 500,000 530,828
5.000%, 07/01/37 1,215,000 1,274,721
Intermountain Power Agency
Series A
Revenue Bonds
5.000%, 07/01/35 700,000 820,829
Total Utah 2,735,576
Virginia 0.3%
Fairfax County Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 05/15/44 225,000 228,956
Virginia Resources Authority Clean Water
Revolving Fund
Series B
Revenue Bonds
4.000%, 10/01/27 185,000 190,337
Virginia Small Business Financing
Authority
Revenue Bonds
5.250%, 10/01/29 165,000 171,429
4.000%, 01/01/37 250,000 240,377
Total Virginia 831,099
Washington 2.1%
City of Seattle WA Water System Revenue
Revenue Bonds
5.000%, 05/01/27 1,500,000 1,592,060
County of King
4.000%, 07/01/30 250,000 268,339
County of King WA Sewer Revenue
Series B
Revenue Bonds
5.000%, 07/01/27 235,000 255,413
King County School District No 405
Bellevue
5.000%, 12/01/25 500,000 538,298
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 215,180
State of Washington
5.000% 07/01/28, Series
R-2015-C 150,000 157,861
4.000% 07/01/29, Series
R-2022D 1,000,000 1,110,225
5.000% 07/01/29, Series B 210,000 226,674
5.000% 07/01/30, Series
R-2015E 200,000 210,377
Washington Health Care Facilities Authority
Revenue Bonds
5.000% 08/01/38, Series A-2 150,000 159,030
5.000% 10/01/38, Series D 350,000 358,701

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2023 (Unaudited)
14 Columbia Multi-Sector Municipal Income ETF | First Quarter Report 2023
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 08/15/45, Series A 425,000 432,036
5.000% 09/01/45 300,000 318,294
Washington State Convention Center
Public Facilities District
Revenue Bonds
4.000%, 07/01/32 210,000 212,536
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(b)
100,000 90,951
Total Washington 6,145,975
Wisconsin 1.3%
Public Finance Authority, Series A
Revenue Bonds
5.000%, 06/01/40 200,000 206,220
4.000%, 01/01/45 200,000 190,445
State of Wisconsin
5.000% 05/01/27 240,000 254,771
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 05/01/28, Series 4 450,000 471,565
5.000% 11/01/28, Series 2 500,000 544,140
Wisconsin Health & Educational Facilities
Authority
Revenue Bonds
4.250% 07/01/33, Series B 200,000 166,724
4.000% 04/01/39, Series A 1,450,000 1,437,500
3.500% 02/15/46, Series A 405,000 331,255
Total Wisconsin 3,602,620
Total Municipal Bonds
(Cost $293,930,272) 285,882,498
Money Market Funds 0 .0%
Shares Value ($)
Dreyfus Tax Exempt Cash
Management Fund, Institutional
Shares 1.662%
(c)
84,595 84,578
Total Money Market Funds
(Cost $84,578) 84,578
Total Investments in Securities
(Cost $294,014,850) 285,967,076
Other Assets & Liabilities, Net 2,790,712
Net Assets 288,757,788
(a) Zero coupon bond.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $1,852,052, which represents 0.64% of total net assets.
(c) The rate shown is the seven-day current annualized yield at January 31, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT303_10_N01_(03/23)
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